UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Value Holdings, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   631 728-1078
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY        5/13/08
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             VALUE HOLDINGS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/08
                              RUN DATE: 03/31/08

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   39
                                        --------------------

Form 13F Information Table Value Total:           $103,895
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTH
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
 ACXIOM CORP                      COM         005125109       3,296   277,700                 SOLE          0      277,700
 ADMINISTAFF INC                  COM         007094105       1,098    46,500                 SOLE          0       46,500
 ADVANCED ENERGY INDUSTRIES       COM         007973100         121     9,100                 SOLE          0        9,100
 AGILYSYS INC                     COM         00847J105         684    58,993                 SOLE          0       58,993
 AMEDISYS INC                     COM         023436108       2,052    52,163                 SOLE          0       52,163
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       3,118   104,300                 SOLE          0      104,300
 ASTEC INDUSTRIES INC             COM         205684103         194     5,000                 SOLE          0        5,000
 BELDEN INC                       COM         77459105        3,709   105,000                 SOLE          0      105,000
 CHECKPOINT SYSTEMS INC           COM         162825103       3,901   145,300                 SOLE          0      145,300
 CIMAREX ENERGY                   COM         171798101       7,915   144,600                 SOLE          0      144,600
 COHERENT INC                     COM         192479103       4,119   147,673                 SOLE          0      147,673
 CRANE CO                         COM         224399105       3,749    92,900                 SOLE          0       92,900
 CSG SYS INTL INC                 COM         126349109       4,161   365,986                 SOLE          0      365,986
 CURTISS WRIGHT CORP              COM         231561101       2,086    50,300                 SOLE          0       50,300
 CYMER INC                        COM         232572107       3,084   118,417                 SOLE          0      118,417
 DATASCOPE CORP                   COM         238113104       1,621    39,135                 SOLE          0       39,135
 DREW INDUSTRIES INC              COM         26168L205         294    12,000                 SOLE          0       12,000
 EMCOR GROUP INC                  COM         29084Q100       1,035    46,600                 SOLE          0       46,600
 GARDNER DENVER INC               COM         365558105       2,037    54,900                 SOLE          0       54,900
 GLOBAL PAYMENTS INC              COM         37940X102       6,896   166,720                 SOLE          0      166,720
 KAYDON CORP                      COM         486587108       7,350   167,391                 SOLE          0      167,391
 LHC GROUP INC                    COM         50187A107       1,433    85,300                 SOLE          0       85,300
 MARINE PRODUCTS CORP             COM         568427108       1,422   176,032                 SOLE          0      176,032
 MIDDLEBY CORP                    COM         596278101       1,556    24,945                 SOLE          0       24,945
 MKS INSTRUMENTS INC              COM         55306N104       4,987   233,032                 SOLE          0      233,032
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       3,716    87,950                 SOLE          0       87,950
 MTS SYS CORP                     COM         553777103       1,350    41,856                 SOLE          0       41,856
 PEROT SYSTEMS CORP SERIES A      COM         714265105       3,755   249,700                 SOLE          0      249,700
 PHARMACEUTICAL PROD DEV INC      COM         717124101       2,840    67,776                 SOLE          0       67,776
 ROLLINS INC                      COM         775711104       3,117   176,175                 SOLE          0      176,175
 SIMPSON MANUFACTURING CO INC     COM         829073105       1,733    63,750                 SOLE          0       63,750
 SPSS INC                         COM                           155     4,000                 SOLE          0        4,000
 SYKES ENTERPRISES INC            COM         871237103         195    11,100                 SOLE          0       11,100
 TECHNITROL INC                   COM         878555101       1,840    79,550                 SOLE          0       79,550
 THOR INDUSTRIES                  COM                            60         0                 SOLE          0            0
 VARIAN SEMICONDUCTOR EQPT ASSOC  COM         922207105       1,222    43,394                 SOLE          0       43,394
 W-H ENERGY SERVICES INC          COM         92925E108       2,472    35,900                 SOLE          0       35,900
 WABTEC CORP                      COM         929740108       8,826   234,350                 SOLE          0      234,350
 WINNEBAGO INDUSTRIES             COM         974637100         698    41,300                 SOLE          0       41,300
